Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost, Beginning balance	$ 468,136,443
Additions	36,979,303
Reclassified during the year
Transfers from capital work in progress
Cost, Ending balance	505,115,746	$ 468,136,443
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	42,095,804
Reclassified during the year
Charge for the year	13,566,700	13,541,757
Accumulated depreciation, Ending balance	55,662,504	42,095,804
Net Book Value:
Net Book Value	449,453,242	426,040,639
Buildings [member]
Cost:
Cost, Beginning balance	30,813,692
Additions
Reclassified during the year
Transfers from capital work in progress	152,911
Cost, Ending balance	30,966,603	30,813,692
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	5,829,153
Reclassified during the year
Charge for the year	1,238,129
Accumulated depreciation, Ending balance	7,067,282	5,829,153
Net Book Value:
Net Book Value	23,899,321	24,984,539
Installations [Member]
Cost:
Cost, Beginning balance	179,367,406
Additions	21,455
Reclassified during the year
Transfers from capital work in progress	148,000
Cost, Ending balance	179,536,861	179,367,406
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	19,845,924
Reclassified during the year
Charge for the year	7,598,278
Accumulated depreciation, Ending balance	27,444,202	19,845,924
Net Book Value:
Net Book Value	152,092,659	159,521,482
Other Equipments [Member]
Cost:
Cost, Beginning balance	1,223,689
Additions	26,845
Reclassified during the year	359,331
Transfers from capital work in progress
Cost, Ending balance	1,609,865	1,223,689
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	371,454
Reclassified during the year	297,144
Charge for the year	226,183
Accumulated depreciation, Ending balance	894,781	371,454
Net Book Value:
Net Book Value	715,084	852,235
Tanks [Member]
Cost:
Cost, Beginning balance	154,532,494
Additions	868,035
Reclassified during the year	(359,331)
Transfers from capital work in progress
Cost, Ending balance	155,041,198	154,532,494
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	9,845,886
Reclassified during the year	(297,144)
Charge for the year	3,105,239
Accumulated depreciation, Ending balance	12,653,981	9,845,886
Net Book Value:
Net Book Value	142,387,217	144,686,608
Capital Work in Progress [Member]
Cost:
Cost, Beginning balance	17,209,735
Additions	36,062,968
Reclassified during the year
Transfers from capital work in progress	(300,911)
Cost, Ending balance	52,971,792	17,209,735
Accumulated Depreciation:
Accumulated depreciation, Beginning balance
Reclassified during the year
Charge for the year
Accumulated depreciation, Ending balance
Net Book Value:
Net Book Value	52,971,792	17,209,735
Right of use Assets [Member]
Cost:
Cost, Beginning balance	84,989,427
Additions
Reclassified during the year
Transfers from capital work in progress
Cost, Ending balance	84,989,427	84,989,427
Accumulated Depreciation:
Accumulated depreciation, Beginning balance	6,203,387
Reclassified during the year
Charge for the year	1,398,871
Accumulated depreciation, Ending balance	7,602,258	6,203,387
Net Book Value:
Net Book Value	$ 77,387,169	$ 78,786,040